Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 7,880	€ 6,764	€ 5,259
Cost of revenue	5,865	5,042	3,906
Gross profit	2,015	1,722	1,353
Premium
Disclosure of operating segments [line items]
Revenue	7,135	6,086	4,717
Cost of revenue	5,126	4,443	3,451
Gross profit	2,009	1,643	1,266
Ad-Supported
Disclosure of operating segments [line items]
Revenue	745	678	542
Cost of revenue	739	599	455
Gross profit	€ 6	€ 79	€ 87